Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
Consolidation. The consolidated financial statements include the accounts of The Sherwin-Williams Company and its wholly owned subsidiaries (collectively, the Company). Inter-company accounts and transactions have been eliminated.
Inventory Accounting Change. During the fourth quarter of 2018, the Company made a voluntary change in accounting principle to reduce the number of pools used for determining inventory cost under the last-in, first-out (LIFO) method of accounting for inventory in the United States. Following the continued Valspar (See Note 4) integration of the operations, systems, processes, manufacturing and distribution facilities, management determined that while keeping separate historical LIFO pools were possible to maintain, it was not preferable. The Company believes the elected change is preferable because it reduces the likelihood of liquidations of similar product types and achieves conformity in the composition of all pools. Comparative financial statements of 2017 have been adjusted to apply the inventory accounting change retrospectively. There was no effect on periods prior to the acquisition of Valspar in 2017. The adjustments to the 2017 financial statements are summarized in the Adjustments and Reclassifications section at the end of this Note 1.
Use of estimates. The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those amounts.
Nature of operations. The Company is engaged in the development, manufacture, distribution and sale of paint, coatings and related products to professional, industrial, commercial and retail customers primarily in North and South America, with additional operations in the Caribbean region, Europe, Asia and Australia.
Reportable segments. See Note 19 for further details.
Cash flows. Management considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Fair value of financial instruments. The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash and cash equivalents: The carrying amounts reported for Cash and cash equivalents approximate fair value.

Short-term investments: The carrying amounts reported for Short-term investments approximate fair value.
Investments in securities: Investments classified as available-for-sale are carried at fair market value. See the recurring fair value measurement table on page 46.
Non-traded investments: The Company has investments in the U.S. affordable housing and historic renovation real estate markets and certain other investments that have been identified as variable interest entities. However, because the Company does not have the power to direct the day-to-day operations of the investments and the risk of loss is limited to the amount of contributed capital, the Company is not considered the primary beneficiary. In accordance with the Consolidation Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), the investments are not consolidated. For affordable housing investments entered into prior to the January 1, 2015 adoption of Accounting Standard Update (ASU) No. 2014-01, the Company uses the effective yield method to determine the carrying value of the investments. Under the effective yield method, the initial cost of the investments is amortized to income tax expense over the period that the tax credits are recognized. For affordable housing investments entered into on or after the January 1, 2015 adoption of ASU No. 2014-01, the Company uses the proportional amortization method. Under the proportional amortization method, the initial cost of the investments is amortized to income tax expense in proportion to the tax credits and other tax benefits received. The carrying amounts of the investments, included in Other assets, were $181,171, $189,386 and $193,413 at December 31, 2018, 2017 and 2016, respectively. The liabilities recorded on the balance sheets for estimated future capital contributions to the investments were $182,994, $179,026 and $178,584 at December 31, 2018, 2017 and 2016, respectively.
Short-term borrowings: The carrying amounts reported for Short-term borrowings approximate fair value.
Long-term debt (including current portion): The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 8.

	December 31,
	2018		2017		2016
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value	Amount	Value
Publicly traded debt	$8,731,731	$8,330,222	$8,742,739	$9,054,277	$1,907,704	$1,912,646
Non-traded debt	283,517	272,689	1,144,185	1,088,630	4,097	3,783

Derivative instruments: The Company utilizes derivative instruments as part of its overall financial risk management policy. The Company entered into foreign currency forward contracts with maturity dates of less than twelve months in 2018, 2017, and 2016, primarily to hedge against value changes in foreign currency. See Note 14. There were no material foreign currency option and forward contracts outstanding at December 31, 2018, 2017 and 2016.

In 2016, the Company entered into a series of interest rate lock agreements which were designated as cash flow hedges. The interest rate locks settled during 2017. See Note 8.

Fair value measurements. The following table summarizes the Company’s assets and liabilities measured on a recurring basis in accordance with the Fair Value Measurements and Disclosures Topic of the ASC:

	Fair Value at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan assets (1)	$52,460	$27,019	$25,441
Liabilities:
Deferred compensation plan liabilities (2)	$62,599	$62,599

(1)
The deferred compensation plan assets consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plans, which are structured as rabbi trusts. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor quotes. The cost basis of the investment funds is $53,719.

(2)
The deferred compensation plan liabilities are the Company’s liabilities under its deferred compensation plans. The liabilities represent the fair value of the participant shadow accounts, and the value is based on quoted market prices in active markets for identical assets.

Except for the acquisition-related fair value measurements described in Note 4, there were no assets and liabilities measured at fair value on a nonrecurring basis. The acquisition-related fair value measurements qualified as level 3 measurements.
Accounts receivable and allowance for doubtful accounts. Accounts receivable were recorded at the time of credit sales net of provisions for sales returns and allowances. The Company recorded an allowance for doubtful accounts of $45,883, $52,997 and $40,450 at December 31, 2018, 2017 and 2016, respectively, to reduce Accounts receivable to their estimated net realizable value. The allowance was based on an analysis of historical bad debts, a review of the aging of Accounts receivable and the current creditworthiness of customers. Accounts receivable balances are written-off against the allowance if a final determination of uncollectibility is made. All provisions for allowances for doubtful collection of accounts are related to the creditworthiness of accounts and are included in Selling, general and administrative expenses.
Reserve for obsolescence. The Company recorded a reserve for obsolescence of $105,871, $103,698 and $87,715 at December 31, 2018, 2017 and 2016, respectively, to reduce Inventories to their estimated net realizable value.
Goodwill. Goodwill represents the cost in excess of fair value of net assets acquired in business combinations accounted for by the purchase method. In accordance with the Intangibles Topic of the ASC, goodwill is tested for impairment on an annual basis and in between annual tests if events or circumstances indicate potential impairment. See Note 5.
Intangible assets. Intangible assets include indefinite-lived trademarks, customer relationships and intellectual property. As required by the Goodwill and Other Intangibles Topic of the ASC, indefinite-lived trademarks are not amortized, but instead are tested annually for impairment, and between annual tests whenever an event occurs or circumstances indicate potential impairment. See Note 5. The costs of finite-lived intangible assets are amortized on a straight-line basis over the expected period of benefit, which ranges primarily from 15 to 20 years.
Impairment of long-lived assets. In accordance with the Property, Plant and Equipment Topic of the ASC, management evaluates the recoverability and estimated remaining lives of long-lived assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. See Notes 5 and 6.
Property, plant and equipment. Property, plant and equipment is stated on the basis of cost. Depreciation is provided by the straight-line method. Depreciation and amortization are included in the appropriate Cost of goods sold or Selling, general and administrative expense caption on the Statements of Consolidated Income. Included in Property, plant and equipment are leasehold improvements. The major classes of assets and ranges of annual depreciation rates are:

Buildings	4.0% – 20.0%
Machinery and equipment	10.0% – 20.0%
Furniture and fixtures	6.7% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Standby letters of credit. The Company occasionally enters into standby letter of credit agreements to guarantee various operating activities. These agreements provide credit availability to the various beneficiaries if certain contractual events occur. Amounts outstanding under these agreements totaled $65,622, $75,272 and $43,658 at December 31, 2018, 2017 and 2016, respectively.
Product warranties. The Company offers assurance type product warranties for certain products. The specific terms and conditions of such warranties vary depending on the product or customer contract requirements. Management estimated the costs of unsettled product warranty claims based on historical results and experience and included an amount in Other accruals. Management periodically assesses the adequacy of the accrual for product warranty claims and adjusts the accrual as necessary. Changes in the Company’s accrual for product warranty claims during 2018, 2017 and 2016, including customer satisfaction settlements during the year, were as follows:

	2018	2017	2016
Balance at January 1	$151,425	$34,419	$31,878
Charges to expense	31,706	39,707	38,954
Settlements	(57,843)	(53,143)	(36,413)
Acquisition, divestiture and other adjustments	(68,221)	130,442
Balance at December 31	$57,067	$151,425	$34,419

Warranty accruals acquired in connection with the Valspar acquisition include warranties for certain products under extended furniture protection plans. The furniture protection plan business was divested during 2018 for an immaterial amount that approximated net book value.
Environmental matters. Capital expenditures for ongoing environmental compliance measures were recorded in Property, plant and equipment, and related expenses were included in the normal operating expenses of conducting business. The Company is involved with environmental investigation and remediation activities at some of its currently and formerly owned sites and at a number of third-party sites. The Company accrued for environmental-related activities for which commitments or clean-up plans have been developed and when such costs could be reasonably estimated based on industry standards and professional judgment. All accrued amounts were recorded on an undiscounted basis. Environmental-related expenses included direct costs of investigation and remediation and indirect costs such as compensation and benefits for employees directly involved in the investigation and remediation activities and fees paid to outside engineering, consulting and law firms. See Notes 9 and 14.
Employee Stock Purchase and Savings Plan. The Company accounts for the Employee Stock Purchase and
Savings Plan (ESOP) in accordance with the Employee Stock Ownership Plans Subtopic of the Compensation – Stock Ownership Topic of the ASC. The Company recognized compensation expense for amounts contributed to the ESOP. See Note 12.
Defined benefit pension and other postretirement benefit plans. The Company accounts for its defined benefit pension and other postretirement benefit plans in accordance with the Retirement Benefits Topic of the ASC, which requires the recognition of a plan’s funded status as an asset for overfunded plans and as a liability for unfunded or underfunded plans. See Note 7.
Stock-based compensation. The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. See Note 13.
Foreign currency translation. All consolidated non-highly inflationary foreign operations use the local currency of the country of operation as the functional currency and translated the local currency asset and liability accounts at year-end exchange rates while income and expense accounts were translated at average exchange rates. The resulting translation adjustments were included in Cumulative other comprehensive loss, a component of Shareholders’ equity.
Cumulative other comprehensive loss. At December 31, 2018, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $607,652, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $67,091 and unrealized net gains on interest rate lock cash flow hedges of $44,809. At December 31, 2017 and 2016, the ending balance of Cumulative other comprehensive loss included adjustments for foreign currency translation of $353,346 and $501,277, respectively, net prior service costs and net actuarial losses related to pension and other postretirement benefit plans of $84,863 and $125,096, respectively, and unrealized gains on marketable equity securities of $2,320 and $1,015, respectively. At December 31, 2017, the ending balance of Cumulative other comprehensive loss also included unrealized net gains on interest rate lock cash flow hedges of $51,019.
Revenue recognition. The Company recognized revenue when products were shipped and title passed to unaffiliated customers. Collectibility of amounts recorded as revenue was probable at the time of recognition. See Note 2.
Customer and vendor consideration. The Company offered certain customers rebate and sales incentive programs which were classified as reductions in Net sales. Such programs were in the form of volume rebates, rebates that constituted a percentage of sales or rebates for attaining certain sales goals. The Company received consideration from certain suppliers of raw materials in the form of volume rebates or rebates that constituted a percentage of purchases. These rebates were recognized on an accrual basis by the Company as a reduction of the purchase price of the raw materials and a subsequent reduction of Cost of goods sold when the related product was sold.
Costs of goods sold. Included in Costs of goods sold were costs for materials, manufacturing, distribution and related support. Distribution costs included expenses related to the distribution of products including inbound freight charges, purchase and receiving costs, warehousing costs, internal transfer costs and other costs incurred to ship products. Also included in Costs of goods sold were total technical expenditures, which included research and development costs, quality control, product formulation expenditures and other similar items. Research and development costs included in technical expenditures were $51,922, $58,474 and $58,041 for 2018, 2017 and 2016, respectively. See Note 10.
Selling, general and administrative expenses. Selling costs included advertising expenses, marketing costs, employee and store costs and sales commissions. The cost of advertising was expensed as incurred. The Company incurred $357,843, $374,059 and $351,002 in advertising costs during 2018, 2017 and 2016, respectively. General and administrative expenses included human resources, legal, finance and other support and administrative functions.
Earnings per share. Common stock held in a revocable trust (see Note 11) was not included in outstanding shares for basic or diluted income per share calculations. All references to “shares” or “per share” information throughout this report relate to shares and are stated on a diluted per share basis, unless otherwise indicated. Basic and diluted net income per share were calculated using the treasury stock method in accordance with the Earnings Per Common Share Topic of the ASC. Basic net income per share amounts were computed based on the weighted-average number of shares outstanding during the year. Diluted net income per share amounts were computed based on the weighted-average number of shares outstanding plus all dilutive securities potentially outstanding during the year. See Note 16.
Impact of recently issued accounting standards. Effective January 1, 2018, the Company adopted ASU No. 2014-09, "Revenue from Contracts with Customers," and all the related amendments (ASC 606). ASC 606 consists of a comprehensive revenue recognition standard, which requires the recognition of revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled. The Company adopted the standard using the modified retrospective method and applied it to all contracts. Under the modified retrospective method, the comparative periods are not restated. The only significant change that resulted from the new revenue standard was that certain advertising support of $103,108 that was previously classified as Selling, general and administrative expenses is now classified as a reduction of revenue. This reclassification had no effect on Net income, and therefore, there was no adjustment to the opening balance of retained earnings. The Company does not expect the adoption of the new revenue standard to have a material impact on its Net income on an ongoing basis. See Note 2 for additional information.
Effective January 1, 2018, the Company adopted ASU No. 2017-07, "Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Costs." The standard requires the service component of pension and other postretirement benefit expense to be presented in the same income statement lines as other employee compensation costs, and the other components to be presented outside of operating income. The guidance on the presentation of components of pension and other postretirement benefit expense was adopted retrospectively, as required, and the practical expedient allowing estimates for comparative periods using the information previously disclosed in the pension and other postretirement benefit plan note was elected. As a result of this ASU, 2018 pension and other postretirement benefit plan expense of $3,483, $13,930 and $26,888 was recorded in Cost of goods sold, SG&A and Other expense (income) - net, respectively. The reclassifications in the 2017 and 2016 financial statements are summarized in the Adjustments and Reclassifications section at the end of this note.
Effective January 1, 2018, the Company adopted ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” which amends the guidance for certain aspects of recognition, measurement and disclosure of financial instruments. As a result of this standard, changes in fair value of available-for-sale marketable securities that were previously recognized in other comprehensive income are now recognized in earnings. In addition, in accordance with the guidance, the Company reclassified its opening unrealized gains balance of $2,320 to Retained earnings. The adoption of this standard did not have a significant impact on the Company's results of operations, financial condition or liquidity.
In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which consists of a comprehensive lease accounting standard (ASC 842). Under the new standard, right-of-use assets and lease liabilities arising from most leases will be recognized on the balance sheet and enhanced disclosures on key quantitative and qualitative information about leasing arrangements will be required. Leases will be classified as either operating or financing, and the lease classification will determine whether expense is recognized on a straight-line basis (operating leases) or based on separately amortizing the right-of-use asset and applying an effective interest method on the lease liability (financing leases). The new standard is effective for interim and annual periods starting in 2019, and the Company will apply the transitional package of practical expedients allowed by the standard to not reassess the identification, classification and initial direct costs of leases commencing before the effective date of Topic 842. The Company also will apply the practical expedient to not separate lease and non-lease components to new leases as well as existing leases through transition, and will make an accounting policy election to not apply recognition requirements of the guidance to short-term leases. The Company does not expect to elect the hindsight transitional practical expedient to determine lease term on existing leases. In July 2018, the FASB issued ASU No. 2018-11, "Leases: Targeted Improvements," which provides an optional transition method that allows entities to initially apply the new lease standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption while comparative periods presented will continue to be in accordance with ASC Topic 840. The Company will use the optional transition method and apply the lease standard as of January 1, 2019 and does not anticipate a material cumulative-effect adjustment to the opening balance of retained earnings. The Company is nearing completion of its assessment process and its determination of the expanded disclosure regarding leases, as well as the impact to the consolidated financial statements. This final assessment includes contract analysis and updating accounting policies and related processes and controls. The Company has made enhancements to its financial information systems and internal controls in response to the new rule requirements including the implementation of a lease tracking software for managing and reporting information related to leases. Upon adoption, the Company is prepared to provide expanded disclosures in the consolidated financial statements and it expects to recognize assets and liabilities of between approximately $1.6 billion and $1.8 billion. The adoption of ASC 842 is not expected to have a material impact on the Company's results of operations, cash flows or debt covenants.
Adjustments and Reclassifications. Certain amounts in the notes to the consolidated financial statements for 2016 and 2017 have been adjusted and reclassified to conform to the 2018 presentation.
The table below summarizes the adjustments and reclassifications in the 2017 and 2016 Consolidated Income Statements. In addition, the Inventory Accounting Change reduced previously reported 2017 Inventories, Deferred income taxes and retained earnings by $58,910, $14,595 and $44,315, respectively, and reduced previously reported 2017 segment profit for Performance Coatings and Consumer Brands Groups by $35,722 and $23,188, respectively. Although there were changes to certain captions on the Cash flow statement due to the Inventory Accounting Change, Cash flow from operations was not changed for 2017. The effect of continuing to apply the historical accounting to 2018 would not have been material.

(millions of dollars except per share data)
	Year Ended December 31, 2017				Year Ended December 31, 2016
	Previously Reported	Adoption of ASU 2017-07	Inventory Accounting Change	Adjusted	Previously Reported	Adoption of ASU 2017-07	Adjusted
Cost of goods sold	$8,202.6	$3.5	$58.9	$8,265.0	$5,932.9	$1.4	$5,934.3
Selling, general and administrative expenses	4,785.4	12.2		4,797.6	4,134.5	5.8	4,140.3
Other income	(17.0)	(15.7)		(32.7)	(4.6)	(7.2)	(11.8)
Income from continuing operations before income taxes	1,528.2		(58.9)	1,469.3	1,595.2		1,595.2
Income tax (credit) expense	(285.6)		(14.6)	(300.2)	462.5		462.5
Net income from continuing operations	1,813.8		(44.3)	1,769.5	1,132.7		1,132.7
Net income	$1,772.3		$(44.3)	$1,727.9	$1,132.7		$1,132.7

Diluted net income per share from continuing operations	$19.11		$(.47)	$18.64	$11.99		$11.99
Diluted net income per share	$18.67		$(.47)	$18.20	$11.99		$11.99